Fees Summary	Jun. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,335,000
Previously Paid Amount	0.00
Total Fee Amount	736.76
Total Offset Amount	0.00
Net Fee	736.76
Narrative - Max Aggregate Offering Price	$ 5,335,000
Final Prospectus	true